CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (101,410,228)	$ (173,451,133)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	6,965,163	226,305
Impairment of loans receivable		255,412
Share-based compensation - employees shares restrictions lifted		18,836,099
Share based compensation for employees	3,804,637	4,314,649
Share based compensation issued to related parties	5,325,000	63,001,392
Share based compensation for consultancy services		217,365
Ordinary shares issued in lieu of cash payment for services	484,120	279,006
Advisor loan issued for services - Northlands Securities		5,141,250
Advisor loan issued for services - J.V.B. Financial Group		7,500,000
Advisor loan issued for services- Cantor Fitzgerald		16,000,000
Interest expense, net	2,912,116	10,557,714
Loss/(gain) on derivatives	2,889,175	(19,001,681)
Loss on extinguishment	29,950,161	44,332,819
Unrealized foreign exchange (gain)/loss	516,776	(1,329,775)
Gain on revaluation of financial asset	(5,710,714)
Movement in deferred tax liabilities	(18,591,588)
Impairment loss	63,345,577	0
Gain on bargain purchase	(61,298,445)	0
Ordinary shares issued to Radio Group to settle termination of ANY acquisition in Germany	876,000
Non-cash component of lease expense	1,343,438
Non-cash component of transaction related expenses	700,000
Non-cash component of warrant expense	2,199,625
Loss on share issuance	690,093
Other non-cash expenses		225,301
Changes in operating assets and liabilities:
Increase in accounts receivable	(18,528,451)	(632,120)
Increase in prepaid expense and other current assets with related parties		0
Decrease/(Increase) in prepaid expense and other current assets	(4,052,038)	(1,016,289)
Increase in accounts payable, accrued expenses and other payables	15,007,034	1,108,241
(Decrease)/Increase in payables due to related parties	(1,052,585)	473,567
Increase in deferred revenue	4,437,533	579,208
Increase in other current liabilities	5,314,779
Increase in non-current liabilities	2,307,354
Decrease in lease liabilities	(1,571,787)
Net cash used in operating activities	(63,147,255)	(22,382,670)
Cash Flows from Investing Activities:
Purchase of property and equipment	(90,217)	(8,258)
Additions to intangible assets	(4,088,403)	(3,523,852)
Additions to other digital assets	(19,767,087)
Investment in Art Equities	(5,464,513)
Cash acquired in business combinations	8,361,981
Net cash (used in) investing activities	(24,708,239)	(3,532,110)
Cash Flows from Financing Activities:
Proceeds from merger with Armada		3,361
Proceeds from rights issuance		1,405,592
Proceeds from short-term debt from related party		6,623,541
Repayment of short-term debt obligation from related parties	(4,744,287)	(1,153,750)
Proceeds from convertible promissory loans		11,859,249
Repayment of promissory notes		(1,471,852)
Proceeds from promissory notes	67,705	399,982
Repayments of rights issue		(100,000)
Proceeds from issuance of ordinary shares	251,413,207	18,302,540
Payment of issuance costs related to issuance of ordinary shares	(15,873,000)	(994,450)
Proceeds from exercise of warrants	15,000,000	575,000
Proceeds from long-term debt obligation	27,000,000
Repayment of long-term debt obligation	(33,500,000)
Repayment of debt related to Crownpeak acquisition	(50,548,925)
Net cash flow generated from financing activities	188,814,700	35,449,213
Effect of exchange rate changes on cash	423,499	38,527
Net change in cash	101,382,705	9,572,960
Cash and cash equivalents, beginning of year	9,729,546	156,586
Cash and cash equivalents, end of year	111,112,251	9,729,546
Supplemental disclosure
Share-based payment for development of intangible asset		1,275,000
Cash paid for interest	3,000,000	$ 114,966
Cash paid for taxes	111,788
Debt acquired in Crownpeak acquisition	$ 151,921,625
Number of shares issued as consideration for acquisitions	19,264,956
Prediqt Acquisition [Member]
Cash Flows from Investing Activities:
Acquisition	$ (100,000)
Subsquid Acquisition [Member]
Cash Flows from Investing Activities:
Acquisition	$ (3,560,000)